SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries of Company
The material subsidiaries of the Company as of December 31, 2025, all of which have been included in these consolidated financial statements, are as follows:

NAME	PRINCIPAL ACTIVITIES	COUNTRY OF INCORPORATION	OWNERSHIP %
GDC Media Limited	Digital marketing	Ireland	100
GDC Malta Limited	Intra group services	Malta	100
GDC America, Inc.	Digital marketing	United States	100
Roto Sports, Inc.	Fantasy data	United States	100
OddsJam, Inc	Sports data	United States	100
Optic Odds, Inc	Sports data	United States	100
BGMD Holdings LLC (d/b/a Spotlight.Vegas)	Ticketing	United States	100

Schedule of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Group into USD from EUR:

	Period End	Average for Period	Beginning of Period	Low	High
Year ended December 31,	(EUR per USD)
2025	0.85	0.89	0.96	0.84	0.98
2024	0.96	0.92	0.91	0.89	0.96
2023	0.91	0.92	0.93	0.89	0.96

Schedule of Cost of Assets to Residual Values Over Estimated Useful Lives
Depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

Computer and other office equipment	5 years
Leasehold improvements	The shorter of the remaining lease term or 10 years

Schedule of Cash Payments of Deferred Consideration
The table below provides the classification of the Group’s cash payments of contingent consideration in connection with the 2022 acquisition of 100% of the issued and outstanding equity interests of NDC Media Limited, the operator of BonusFinder.com (“BonusFinder”).

	Years ended December 31,
	2025	2024	2023
Operating activities	—	—	4,621
Investing activities	—	—	5,557
Total	—	—	10,178
The table below provides the classification of the Group’s cash payments of deferred consideration in connection with the 2022 acquisition of 100% of the issued and outstanding equity interests of Roto Sports, Inc., the operator of RotoWire.com (“RotoWire”).

	Years ended December 31,
	2025	2024	2023
Investing activities	300	4,560	2,390
Financing activities	—	440	110
Total	300	5,000	2,500
The table below provides the classification of the Group’s cash payments of deferred consideration in connection with the 2022 acquisition of 100% of the issued and outstanding equity interests of NDC Media Limited, the operator of BonusFinder.com (“BonusFinder”).

	Years ended December 31,
	2025	2024	2023
Operating activities	—	7,156	2,897
Investing activities	—	5,594	2,543
Financing activities	—	832	—
Total	—	13,582	5,440
The table below provides the classification of the Group’s cash payments of deferred consideration in connection with the 2024 acquisition of the Freebets.com Assets.

	Years ended December 31,
	2025	2024
Investing activities	10,503	9,539
Financing activities	675	461
Total	11,178	10,000

Schedule of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets
As at December 31, 2025 and 2024, geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	As at December 31,
	2025	2024
Ireland	130,934	108,794
United States	120,343	27,232
Other	1,187	1,250
	252,464	137,276